Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Summary of Stock-based Compensation Expense
The Company recorded stock-based compensation expense for stock options and RSUs as follows:

	Three Months Ended March 31,
(Amounts in thousands)	2025	2024
Research and development	$5,975	$180
Selling, general and administrative	5,065	157

Total	$11,040	$337

The Company recorded stock-based compensation expense for stock options and the
2024
cancellation of
135,400
RSUs during the years ended December
31
,
2024
and
2023
, as follows (in thousands):

	2024	2023
Research and development	$1,106	$372
Selling, general and administrative	2,741	2,111
Total	$3,847	$2,483

Summary of Stock Option Activity
A summary of stock option activity under the 2011 Amended Plan is as follows:

	Number of Options	Weighted average exercise price	Weighted average remaining contractual life (in years)	Aggregate intrinsic value (in thousands)
Outstanding as of December 31, 2024	28,360,635	$1.27	9.2	$22,741
Forfeited	(318,400)	1.18

Outstanding as of March 31, 2025	28,042,235	$1.27	8.9	30,225

Vested and expected to vest as of March 31, 2025	28,042,235	$1.27	8.9	30,225

Exercisable as of March 31, 2025	8,472,388	$1.87	8.1	10,342

A summary of stock option activity as of December 31, 2024 is as follows:

	Number of options outstanding	Weighted average exercise price	Weighted average remaining contractual life	Aggregate intrinsic value (in thousands)
Outstanding options at December 31, 2022	1,325,844	$9.10	5.6	$925
Granted	15,141,280	0.44
Exercised	(1,000)	0.80
Expired	(8,601)	0.80
Forfeited	(19,543)	15.53

Outstanding options at December 31, 2023	16,437,980	$1.12	9.3	$13,907
Granted	21,329,457	0.92
Exercised	(65,646)	1.49
Expired	(5,500)	0.74
Forfeited	(1,333,107)	1.54

Outstanding options at December 31, 2024	36,363,184	$0.99	9.2	$22,845

Vested/expected to vest at December 31, 2024	35,560,434	$0.99	9.1	$22,492
Exercisable options at December 31, 2024	9,614,865	$1.58	8.3	$7,066

Summary of RSU Activity Issued
A summary of the Company’s RSU activity issued under the 2011 Amended Plan is as follows:

	RSUs Awarded	Weighted average grant date fair value
Nonvested as of December 31, 2024	3,630,447	$1.53
Vested	(2,464,171)	1.76
Forfeited	(15,552)	0.73

Nonvested as of March 31, 2025	1,150,724	$1.04

A summary of the Company’s RSU activity issued under the 2011 Amended Plan, inclusive of the
6,000,000 RSUs issued to an investor (see Notes 7 and 13), for the years ended December 31, 2024 and 2023 is as follows:

	Awards	Weighted- average grant date fair value (per share)
Nonvested as of January 1, 2023	137,909	$15.28
Issued	10,929,820	$0.60
Exercised	(6,000,000)	$0.44
Forfeited	(150,900)	$1.98

Nonvested as of December 31, 2023	4,916,829	$1.18
Forfeited	(254,555)	$0.88
Expired	(7,000)	$0.82

Nonvested as of December 31, 2024	4,655,274	$1.19